Noncontrolling Interests - Activity for Noncontrolling Interests (Details) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Reclass of noncontrolling interest subject to redemption	$ 10	$ 253						$ 3
Repurchase of noncontrolling interest	641	496
Issuance of stock dividend for noncontrolling interest		266	$ 802	$ 800	$ 269			1,861
Distributions to noncontrolling interests	(2,756)	(2,731)	(5,069)	(5,108)	(4,903)	$ (4,585)		(19,716)	$ (4,368)	$ (4,369)
Net Income	(9,773)	3,758	848	10,088	16,088	6,530		28,536	18,407	145,777
Other comprehensive income (loss)	2,498	(6,284)	(30,826)	(7,391)	(12,803)	(8,137)		(22,520)	(5,179)	7,356
Non-controlling Interests
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance			245,040			232,203	$ 245,040	232,203	31,105
Contributions/issuance of noncontrolling interests							0	30,039	205,000
Reclass of noncontrolling interest subject to redemption	10	253					263	3
Repurchase of noncontrolling interest	641	496					(1,137)	0
Issuance of stock dividend for noncontrolling interest		266	802	800	269		1,068	1,861	0
Distributions to noncontrolling interests	(2,756)	(2,731)	(5,069)	(5,108)	(4,903)	(4,585)	(10,556)	(19,716)	(4,368)	(4,369)
Allocated distributions to noncontrolling interests subject to redemption							(23)	(42)	(13)
Net Income	(1,166)	457	111	1,149	1,880	1,197	(598)	3,749	789	5,120
Other comprehensive income (loss)	299	$ (756)	$ (3,708)	$ (835)	$ (1,489)	$ (1,408)	(4,165)	(3,054)	(310)	254
Ending balance	$ 229,892						$ 229,892	$ 245,040	$ 232,203	$ 31,105